INVESTMENT PROPERTY	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
INVESTMENT PROPERTY

13. INVESTMENT PROPERTY

	2023	2022
	RMB’000	RMB’000
Cost
As of beginning of the year	-	401,231
Transferred from property, plant and equipment	-	-
Transferred from right-of-use assets	-	-
Transferred to assets classified as held for sale	-	(401,231)
As of end of the year	-	-

Accumulated depreciation
As of beginning of the year	-	(53,987)
Depreciation for the year	-	-
Transferred from property, plant and equipment	-
Transferred from right-of-use assets	-
Transferred to assets classified as held for sale	-	53,987
As of end of the year	-	-

Impairment for the year
As of beginning of the year	-	(347,244)
Transferred from property, plant and equipment	-	-
Transferred from right-of-use assets	-	-
Transferred to assets classified as held for sale	-	347,244
As of end of the year	-

Carrying amount, net
At December 31, 2023 and 2022	-	-

The Company’s investment property was reclassified as an asset held for sale as of December 31, 2022 and thus has no fair value. The fair value of this investment property, which is the estimation of the depreciated replacement cost, as of December 31, 2021 was RMB 269,900,000.

However, due to the absence of the real estate ownership certificate, the Company assessed the recoverable amount of investment property, and determined that carrying amount was $ nil at December 31, 2023 and 2022.

During the year ended December 31, 2021, Hengdali subleased all its land and buildings. The cost, accumulated depreciation and impairment of land and buildings were reclassified to investment property. The net effect on the consolidated balance sheet was nil.